SCHEDULE OF ADJUSTMENTS TO COMPARATIVE FINANCIAL INFORMATION (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic & diluted	33,185,860	20,980,046
Basic and diluted earnings loss per share	$ (0.19)	$ (2.15)
Shareholders' equity	$ 29,373,050	$ (13,366,123)	$ 34,926,239	$ 3,848,205
Issued capital [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings loss per share		$ (2.15)
Shareholders' equity	$ 81,159,345	$ 63,543,910	$ 81,038,365	$ 36,943,304
Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ 4,123,720
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic & diluted		21,070,046
Shareholders' equity		$ 381,485
Previously Reported [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings loss per share		$ (2.15)
Shareholders' equity		$ 75,459,911
Previously Reported [Member] | Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ 5,955,327
Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic & diluted		(90,000)
Shareholders' equity		$ (13,747,308)
Revision of Prior Period, Adjustment [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings loss per share
Shareholders' equity		$ (11,916,001)
Revision of Prior Period, Adjustment [Member] | Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ (1,831,607)